Shareholder Report, Average Annual Return (Details)		12 Months Ended			60 Months Ended	94 Months Ended	120 Months Ended
		Mar. 31, 2025		Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025
PGIM US Real Estate Fund - Class A [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Class A with sales charges
Average Annual Return, Percent				4.94%	10.36%		5.72%
PGIM US Real Estate Fund - Class C [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Class C with sales charges
Average Annual Return, Percent				9.16%	10.77%		5.53%
PGIM US Real Estate Fund - Class Z [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Class Z
Average Annual Return, Percent				11.29%	11.90%		6.58%
PGIM US Real Estate Fund - Class R6 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Class R6
Average Annual Return, Percent				11.32%	11.90%	7.93%
PGIM Short Duration Muni Fund - Class A [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Class A with sales charges
Average Annual Return, Percent				0.40%	0.79%		1.39%
PGIM Short Duration Muni Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Class C with sales charges
Average Annual Return, Percent				0.71%	0.37%		0.80%
PGIM Short Duration Muni Fund - Class Z
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Class Z
Average Annual Return, Percent				3.02%	1.56%		1.90%
PGIM Short Duration Muni Fund - Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Class R6
Average Annual Return, Percent				3.05%	1.60%	1.84%
PGIM Conservative Retirement Spending Fund - Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Class R6
Average Annual Return, Percent		8.09%
PGIM Enhanced Retirement Spending Fund - Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Class R6
Average Annual Return, Percent		8.45%
PGIM Moderate Retirement Spending Fund - Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Class R6
Average Annual Return, Percent		8.54%
Without Sales Load [Member] | PGIM US Real Estate Fund - Class A [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Class A without sales charges
Average Annual Return, Percent				11.05%	11.62%		6.32%
Without Sales Load [Member] | PGIM US Real Estate Fund - Class C [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Class C without sales charges
Average Annual Return, Percent				10.16%	10.77%		5.53%
Without Sales Load [Member] | PGIM Short Duration Muni Fund - Class A [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Class A without sales charges
Average Annual Return, Percent				2.71%	1.25%		1.62%
Without Sales Load [Member] | PGIM Short Duration Muni Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Class C without sales charges
Average Annual Return, Percent				1.71%	0.37%		0.80%
Bloomberg Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Bloomberg Municipal Bond Index
Average Annual Return, Percent	[1]			1.22%	1.07%	1.89%	2.13%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P 500 Index
Average Annual Return, Percent		8.25%	[1]	8.25%	18.59%	13.29%	12.50%
Bloomberg US Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	[1]	4.88%
FTSE NAREIT Equity REITs Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				FTSE NAREIT Equity REITs Index
Average Annual Return, Percent				9.94%	11.34%	5.88%	5.33%
Bloomberg 1-8 Year Municipal Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Bloomberg 1-8 Year Municipal Index
Average Annual Return, Percent				2.72%	1.35%	1.56%	1.61%
Conservative Retirement Spending Fund Custom Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Conservative Retirement Spending Fund Custom Benchmark
Average Annual Return, Percent		7.19%
Enhanced Retirement Spending Fund Custom Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Enhanced Retirement Spending Fund Custom Benchmark
Average Annual Return, Percent		7.05%
S&P Target Risk Moderate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P Target Risk Moderate Index
Average Annual Return, Percent		5.89%
Moderate Retirement Spending Fund Custom Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Moderate Retirement Spending Fund Custom Benchmark
Average Annual Return, Percent		7.42%
S&P Target Risk Conservative Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P Target Risk Conservative Index
Average Annual Return, Percent		5.70%

[1]	The Fund has added this broad-based index in response to new regulatory requirements.